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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cincinnati Financial Corporation
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth W. Stecher
Title:   Chief Financial Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher            Fairfield, Ohio        August  10, 2007
------------------------------    -------------------    ----------------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.        File No.                  Name
01         28-10753     The Cincinnati Insurance Company
02         28-10754     The Cincinnati Life Insurance Company
03         28-10755     The Cincinnati Casualty Company
04         28-10756     The Cincinnati Indemnity Company

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                      0


Form 13F Information Table Entry Total:               36


Form 13F Information Table Value Total         2,471,992
                                              (thousands)

List of Other Included Managers: None

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
                                 COLUMN 2     COLUMN 3   COLUMN 4     COLUMN 5           COLUMN 6  COLUMN 7 COLUMN 8
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                               TITLE OF                              SHARES/            INVESTMENT
         ISSUER                  CLASS        CUSIP     FMV (000)   PRINCIPAL   SH/PRN      DIS    OTH MGRS    SOLE     SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AGL RESOURCES                 COMMON          001204106    15,148     374,200   SH        SOLE                 374,200      --   --
ARTHUR J GALLAGHER            COMMON          363576109       558      20,000   SH        SOLE                  20,000      --   --
BB & T CORP                   COMMON          054937107     9,153     225,000   SH        SOLE                 225,000      --   --
CHEVRON CORPORATION           COMMON          166764100    27,968     332,000   SH        SOLE                 332,000      --   --
CONOCOPHILLIPS                COMMON          20825C104     7,850     100,000   SH        SOLE                 100,000      --   --
DUKE ENERGY CORP              COMMON          26441C105    22,985   1,256,000   SH        SOLE               1,256,000      --   --
EQUITY RESIDENTIAL            CONVERTIBLE DEB 26884AAV5     1,841   1,850,000   PRN       SOLE                      --      --   --
EXXON MOBIL CORPORATION       COMMON          30231G102    92,944   1,108,060   SH        SOLE               1,108,060      --   --
FIFTH THIRD BANCORP           COMMON          316773100 1,081,092  27,183,604   SH        SOLE              27,183,604      --   --
FIRST FINANCIAL BANCORP       COMMON          320209109    16,801   1,120,818   SH        SOLE               1,120,818      --   --
FIRST MERIT CORPORATION       COMMON          337915102    14,032     670,420   SH        SOLE                 670,420      --   --
FORTUNE BRANDS INC            COMMON          349631101    53,770     652,792   SH        SOLE                 652,792      --   --
GENERAL ELECTRIC CO           COMMON          369604103    45,936   1,200,000   SH        SOLE               1,200,000      --   --
GENUINE PARTS CO              COMMON          372460105    38,341     773,000   SH        SOLE                 773,000      --   --
HUNTINGTON BANCSHARES INC     COMMON          446150104    22,530     990,784   SH        SOLE                 990,784      --   --
JOHNSON & JOHNSON             COMMON          478160104    80,101   1,299,915   SH        SOLE               1,299,915      --   --
LINCOLN NATIONAL CORP         COMMON          534187109     8,327     117,361   SH        SOLE                 117,361      --   --
LINEAR TECHNOLOGY CORP        COMMON          535678106    33,257     919,200   SH        SOLE                 919,200      --   --
MEDTRONIC INC                 CONVERTIBLE DEB 585055AM8     2,468   2,350,000   PRN       SOLE                      --      --   --
MEDTRONIC INC                 COMMON          585055106    35,770     689,750   SH        SOLE                 689,750      --   --
MICROCHIP TECHNOLOGY INC      COMMON          595017104    31,921     861,800   SH        SOLE                 861,800      --   --
MICROSOFT CORP                COMMON          594918104    23,134     785,000   SH        SOLE                 785,000      --   --
NATIONAL CITY
CORPORATION                   COMMON          635405103    29,988     900,000   SH        SOLE                 900,000      --   --
PEOPLES COMMUNITY BANCORP     COMMON          71086E107     1,634     100,000   SH        SOLE                 100,000      --   --
PEPSICO INC                   COMMON          713448108     8,074     124,500   SH        SOLE                 124,500      --   --
PFIZER INC                    COMMON          717081103    58,849   2,301,500   SH        SOLE               2,301,500      --   --
PIEDMONT NATURAL GAS          COMMON          720186105    64,790   2,628,400   SH        SOLE               2,628,400      --   --
PNC FINANCIAL SERVICES GROUP  COMMON          693475105   189,759   2,651,000   SH        SOLE               2,651,000      --   --
PROCTER & GAMBLE CORPORATION  COMMON          742718109    76,924   1,257,140   SH        SOLE               1,257,140      --   --
SKY FINANCIAL GROUP INC       COMMON          83080P103    95,422   3,425,068   SH        SOLE               3,425,068      --   --
SPECTRA ENERGY CORP           COMMON          847560109     2,025      78,000   SH        SOLE                  78,000      --   --
SYSCO CORP                    COMMON          871829107    15,439     468,000   SH        SOLE                 468,000      --   --
U S BANCORP                   COMMON          902973304   141,300   4,288,326   SH        SOLE               4,288,326      --   --
WACHOVIA CORP                 COMMON          929903102    61,997   1,209,700   SH        SOLE               1,209,700      --   --
WELLS FARGO & CO              COMMON          949746101    36,929   1,050,000   SH        SOLE               1,050,000      --   --
WYETH                         COMMON          983024100    22,936     400,000   SH        SOLE                 400,000      --   --

                                                        2,471,992

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